Due to Prior Members (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 30, 2021
Due to Prior Members (Details) [Line Items]
Agreed to pay	50.00%	50.00%
Value of leafline	$ 161	$ 161
Acquired leafline equity	1.52%	1.52%
Description of business combination	In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of an initial Business Combination at an issue price or effective issue price of less than $9.50 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Sponsor, initial stockholders or their affiliates, without taking into account any Founder Shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of an initial Business Combination on the date of the consummation of an initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the common stock during the 20-trading day period starting on the trading day prior to the day on which the Company consummates an initial Business Combination (such price, the “Market Value”) is below $9.50 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional shares of common stock or equity-linked securities.	In addition, if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of an initial Business Combination at an issue price or effective issue price of less than $9.50 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and in the case of any such issuance to the Sponsor, initial stockholders or their affiliates, without taking into account any Founder Shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of an initial Business Combination on the date of the consummation of an initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the common stock during the 20-trading day period starting on the trading day prior to the day on which the Company consummates an initial Business Combination (such price, the “Market Value”) is below $9.50 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional shares of common stock or equity-linked securities.
Investment in marketable securities	$ 1,475	$ 1,694	$ 1,694
Stock price decrease	219
Share investment	110
Deferred cash	523	$ 565
Cash consideration	$ 43
Series of Individually Immaterial Business Acquisitions [Member]
Due to Prior Members (Details) [Line Items]
Description of business combination	In connection with the business combination accounting, Management recorded the Leafline investment at its fair value of $2,259 thousand. Management included 50% of the fair value of the Leafline investment as consideration for Theraplant. Additionally, the Company has a $1,130 thousand liability for the portion of proceeds from the Leafline investment owed to the former shareholders of Theraplant.	In connection with the business combination accounting, Management recorded the Leafline investment at its fair value of $2,259 thousand. Management included 50% of the fair value of the Leafline investment as consideration for Theraplant. Additionally, the Company has a $1,130 thousand liability for the portion of proceeds from the Leafline investment owed to the former shareholders of Theraplant.